FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

April 2, 2024

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST (the “Registrant”)
Federated Hermes Institutional Prime Obligations Fund (the “Fund”)

1940 Act File No. 811-05950

Dear Sir or Madam:

Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (“1933 Act”), is the Registration Statement on Form N-14 for the above-referenced Registrant.

The purpose of this Registration Statement is to register shares of beneficial interest of the above-named Fund under the 1933 Act. These shares are being registered in connection with the proposed Agreement and Plan of Reorganization (the “Reorganization”) pursuant to which the Fund would acquire all or substantially all of the assets of an existing fund, Federated Hermes Institutional Prime Value Obligations Fund (the “Reorganizing Fund”), a portfolio of the Registrant.

In accordance with the charter documents of the Registrant and applicable Massachusetts state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940, as amended), the Reorganization may be effected without the approval of shareholders of the Fund or the Reorganizing Fund.

Pursuant to Rule 488 under the 1933 Act, this Registration Statement will become effective 30 days after today.

If you have any questions on the enclosed materials, please contact me at Christina.Eifler@FederatedHermes.com or (724) 720-8832.

Very truly yours,

/s/ Christina Eifler
Christina Eifler
Senior Paralegal
Federated Hermes, Inc.